Document And Entity Information	12 Months Ended
Dec. 31, 2022
Document Information Line Items
Entity Registrant Name	Ads-Tec Energy Public Ltd Co
Document Type	POS AM
Amendment Flag	true
Amendment Description	ADS-TEC Energy PLC (the “Company”) previously filed a Registration Statement on Form F-1 (File No. 333-262281) (as amended, the “F-1 Registration Statement”), which was declared effective by the Securities and Exchange Commission (the “SEC”) on February 2, 2022. This Amendment No. 1 to Post-Effective Amendment No. 2 (“Post-Effective Amendment) to the F-1 Registration Statement is being filed to correct certain errors in the exhibits in the Exhibit Index of the Post-Effective Amendment.Except as described above, no other changes have been made to the Post-Effective Amendment.
Entity Central Index Key	0001879248
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Dec. 31, 2022
Entity Emerging Growth Company	true
Entity Ex Transition Period	false